Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	COMMONWEALTH INTERNATIONAL SERIES TRUST
Entity Central Index Key	0000793601
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000012360
Shareholder Report [Line Items]
Fund Name	Commonwealth Australia/New Zealand Fund
Trading Symbol	CNZLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Commonwealth Australia/New Zealand Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Australia/New Zealand Fund	$314	2.89%

Expenses Paid, Amount	$ 314
Expense Ratio, Percent	2.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Australia/New Zealand Fund	Australian All Ordinaries Index	MSCI ACWI ex USA Index	NZX 50 Index
Oct-2015	$10,000	$10,003	$10,000	$9,999
Oct-2016	$12,251	$11,516	$10,022	$12,265
Oct-2017	$13,261	$13,579	$12,391	$13,732
Oct-2018	$13,055	$13,103	$11,370	$14,054
Oct-2019	$13,897	$15,433	$12,651	$17,028
Oct-2020	$14,410	$14,846	$12,321	$19,667
Oct-2021	$19,053	$20,719	$15,975	$23,095
Oct-2022	$13,457	$17,274	$12,025	$16,249
Oct-2023	$12,005	$17,857	$13,477	$15,422
Oct-2024	$13,231	$23,452	$16,756	$18,567
Oct-2025	$15,507	$26,549	$20,933	$19,092

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Australia/New Zealand Fund	17.20%	1.48%	4.48%
Australian All Ordinaries Index	13.23%	12.32%	10.26%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
NZX 50 Index	2.82%	-0.59%	6.68%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,814,684
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 90,570
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,814,684
Number of Portfolio Holdings	43
Advisory Fee	$90,570
Portfolio Turnover	8%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Money Market Funds	0.3%
Technology	0.5%
Energy	1.2%
Real Estate	2.2%
Consumer Staples	2.7%
Consumer Discretionary	4.1%
Communications	5.3%
Financials	6.1%
Materials	10.3%
Utilities	11.2%
Health Care	12.6%
Industrials	42.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
South Port New Zealand Ltd.	14.4%
Infratil Ltd.	8.0%
Freightways Ltd.	6.3%
Brambles Ltd.	5.4%
Mainfreight Ltd.	5.0%
ikeGPS Group Ltd.	4.3%
Briscoe Group Ltd.	4.1%
Telstra Corp. Ltd.	3.7%
Lynas Rare Earth Ltd.	3.6%
Skellerup Holdings Ltd.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000105717
Shareholder Report [Line Items]
Fund Name	Africa Fund
Trading Symbol	CAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Africa Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa Fund	$197	1.75%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Africa Fund	Dow Jones Africa Titans 50 Index	MSCI Emerging Markets Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$9,833	$10,679	$10,927
Oct-2017	$10,799	$11,761	$13,817
Oct-2018	$9,578	$10,628	$12,087
Oct-2019	$9,543	$11,670	$13,521
Oct-2020	$7,511	$10,783	$14,636
Oct-2021	$10,694	$12,896	$17,119
Oct-2022	$9,241	$9,875	$11,807
Oct-2023	$8,834	$10,068	$13,083
Oct-2024	$12,070	$12,711	$16,394
Oct-2025	$15,118	$18,523	$20,971

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Africa Fund	25.25%	15.02%	4.22%
Dow Jones Africa Titans 50 Index	45.73%	11.43%	6.36%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,671,733
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,671,733
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$0
Portfolio Turnover	1%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Health Care	1.4%
Sovereign	1.7%
Money Market Funds	3.5%
Industrials	5.2%
Real Estate	5.8%
Consumer Staples	8.9%
Consumer Discretionary	10.9%
Communications	11.2%
Materials	20.3%
Financials	31.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capitec Bank Holdings Ltd.	11.7%
Naspers Ltd., N Shares	6.5%
Gold Fields Ltd.	5.6%
DataTec Ltd.	4.0%
AngloGold Ashanti PLC	3.6%
Federated Hermes Government Obligations Fund, Institutional Class	3.5%
Vukile Property Fund Ltd.	3.5%
MTN Group Ltd.	3.2%
Astral Foods Ltd.	2.8%
Grindrod Ltd.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000012361
Shareholder Report [Line Items]
Fund Name	Commonwealth Japan Fund
Trading Symbol	CNJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Commonwealth Japan Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Japan Fund	$187	1.75%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Japan Fund	Tokyo Stock Price Index
Oct-2015	$10,000	$10,000
Oct-2016	$10,242	$10,513
Oct-2017	$11,576	$12,567
Oct-2018	$11,091	$12,009
Oct-2019	$12,485	$13,061
Oct-2020	$12,212	$13,093
Oct-2021	$13,364	$15,545
Oct-2022	$9,569	$11,812
Oct-2023	$10,801	$13,878
Oct-2024	$11,982	$16,920
Oct-2025	$13,609	$21,160

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Japan Fund	13.59%	2.19%	3.13%
Tokyo Stock Price Index	25.06%	10.08%	7.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,041,250
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,041,250
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$0
Portfolio Turnover	6%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Money Market Funds	0.7%
Communications	0.9%
Energy	1.6%
Utilities	1.7%
Materials	3.4%
Real Estate	3.8%
Consumer Discretionary	8.8%
Consumer Staples	9.0%
Technology	9.7%
Health Care	12.1%
Financials	16.3%
Industrials	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kajima Corp.	5.9%
Hitachi Ltd.	5.1%
Hoya Corp.	5.1%
Meidensha Corp.	4.3%
Asahi Intecc Co. Ltd.	3.6%
Terumo Corp.	3.4%
ORIX Corp.	3.3%
Dai-ichi Life Holdings, Inc.	3.2%
Fast Retailing Co. Ltd.	3.1%
T&D Holdings, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000012362
Shareholder Report [Line Items]
Fund Name	Commonwealth Global Fund
Trading Symbol	CNGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Commonwealth Global Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Global Fund	$266	2.58%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Global Fund	MSCI ACWI Index Net
Oct-2015	$10,000	$10,000
Oct-2016	$10,014	$10,205
Oct-2017	$11,476	$12,572
Oct-2018	$11,042	$12,507
Oct-2019	$11,878	$14,082
Oct-2020	$12,148	$14,770
Oct-2021	$15,838	$20,277
Oct-2022	$12,643	$16,230
Oct-2023	$12,834	$17,934
Oct-2024	$15,738	$23,816
Oct-2025	$16,755	$29,208

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Global Fund	6.46%	6.64%	5.30%
MSCI ACWI Index Net	22.64%	14.61%	11.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,229,960
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 125,621
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,229,960
Number of Portfolio Holdings	42
Advisory Fee	$125,621
Portfolio Turnover	7%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.0%
Materials	1.9%
Utilities	2.3%
Communications	2.9%
Energy	5.8%
Consumer Discretionary	9.8%
Consumer Staples	10.5%
Financials	11.1%
Health Care	12.0%
Industrials	15.1%
Technology	27.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.0%
Siemens AG	5.7%
NetApp, Inc.	4.8%
Microsoft Corp.	4.5%
Thermo Fisher Scientific, Inc.	4.4%
Group 1 Automotive, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
AstraZeneca PLC	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
HDFC Bank Ltd.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000012363
Shareholder Report [Line Items]
Fund Name	Commonwealth Real Estate Securities Fund
Trading Symbol	CNREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Commonwealth Real Estate Securities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Real Estate Securities Fund	$255	2.63%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.63%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Real Estate Securities Fund	MSCI US REIT Index
Oct-2015	$10,000	$10,000
Oct-2016	$10,007	$10,682
Oct-2017	$11,584	$11,275
Oct-2018	$10,697	$11,466
Oct-2019	$12,747	$14,175
Oct-2020	$11,292	$11,197
Oct-2021	$15,978	$16,986
Oct-2022	$12,606	$13,796
Oct-2023	$12,808	$12,980
Oct-2024	$17,721	$17,714
Oct-2025	$16,665	$17,652

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Real Estate Securities Fund	-5.96%	8.10%	5.24%
MSCI US REIT Index	-0.35%	9.53%	5.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,457,140
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 120,307
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,457,140
Number of Portfolio Holdings	44
Advisory Fee	$120,307
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Consumer Staples	0.7%
Money Market Funds	3.5%
U.S. Treasury Obligations	3.6%
Financials	3.7%
Industrials	13.6%
Materials	15.1%
Consumer Discretionary	17.6%
Real Estate	42.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tecnoglass, Inc.	6.7%
Lennox International, Inc.	5.6%
InterContinental Hotels Group PLC	4.8%
Iron Mountain, Inc.	4.8%
Lowe's Cos., Inc.	4.0%
D.R. Horton, Inc.	3.9%
Digital Realty Trust, Inc.	3.7%
Federated Hermes Government Obligations Fund, Institutional Class	3.5%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	3.5%
James Hardie Industries PLC	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.